FAIR VALUE MEASUREMENTS (Details) - ROMAN DBDR TECH ACQUISITION CORP. - USD ($)	Nov. 05, 2020	Sep. 30, 2021	Dec. 31, 2020
Schedule of Held-to-maturity Securities [Line Items]
Cash and marketable securities held in Trust Account		$ 236,289,574	$ 236,215,089
Public Warrants
Schedule of Held-to-maturity Securities [Line Items]
Warrants outstanding		11,578,000
Number of warrants in a unit	0.5
Private Placement Warrants
Schedule of Held-to-maturity Securities [Line Items]
Warrants outstanding		10,837,400
Cash
Schedule of Held-to-maturity Securities [Line Items]
Cash and marketable securities held in Trust Account			$ 939
Money Market Funds
Schedule of Held-to-maturity Securities [Line Items]
Cash and marketable securities held in Trust Account		$ 236,289,574
Class A common stock
Schedule of Held-to-maturity Securities [Line Items]
Number of shares in a unit	1